Material accounting policies and use of significant judgements and estimates - Impairment Allocated in CGU (Details) - Internal Development Projects $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Volumes
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	$ 42,209
Adjustments for impairment loss recoverable amount	(42,208)
Pricing
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	64,097
Adjustments for impairment loss recoverable amount	(42,844)
Manufacturing costs
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	24,306
Adjustments for impairment loss recoverable amount	(28,610)
WACC
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	11,700
Adjustments for impairment loss recoverable amount	$ (12,511)